Details of Significant Accounts - Summary of Intangible Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		$ 4,030	$ 8,637
Additions		4,177	3,537
Transfers (Note)		243
Amortization charges	$ (222)	(6,648)	(8,144)
Intangible assets, ending balance	60	1,802	4,030
Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		76,438	72,636
Intangible assets, ending balance	2,695	80,614	76,438
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		(72,318)	(63,999)
Intangible assets, ending balance	(2,635)	(78,812)	(72,318)
Professional Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		4,030	2,799
Additions		4,177
Transfers (Note)		243
Amortization charges		(6,648)	(2,799)
Intangible assets, ending balance		1,802	4,030
Professional Technology | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		49,290	49,114
Intangible assets, ending balance	1,643	49,136	49,290
Professional Technology | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		(49,290)	(46,315)
Intangible assets, ending balance	(1,643)	(49,136)	(49,290)
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		4,030	5,838
Additions			3,537
Amortization charges			(5,345)
Intangible assets, ending balance	60	1,802	4,030
Computer Software | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		27,058	23,522
Intangible assets, ending balance	1,052	31,479	27,058
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance		(23,028)	(17,684)
Intangible assets, ending balance	$ (992)	$ (29,677)	$ (23,028)